Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 154,969	$ 100,521	$ 82,902
Cost of sales	128,541	83,894	66,520
Gross profit	26,428	16,627	16,382
Operating expenses:
Research & development and engineering	4,713	3,846	2,721
Selling and service	6,666	5,465	4,519
General and administrative	5,244	3,250	3,065
Operating expenses	16,623	12,561	10,305
Operating income	9,805	4,066	6,077
Other (income) expense:
Interest expense	1,340	2,131	2,303
Loss on debt extinguishment	485
Other (income) expense, net	1,146
Other (income) expense	2,971	2,131	2,303
Income before income taxes	6,834	1,935	3,774
Income tax provision	2,773	366	1,387
Net income	4,061	1,569	2,387
Undistributed earnings	4,061	1,569	2,387
Series A Preferred Stock [Member]
Other (income) expense:
Undistributed earnings	2,513	1,510	2,297
Undistributed earnings per share - basic
Undistributed earnings per share - basic		$ 15.74	$ 23.94
Undistributed earnings per share - diluted
Undistributed earnings per share - diluted		$ 15.74	$ 23.94
Common Stock [Member]
Other (income) expense:
Undistributed earnings	$ 1,548	$ 59	$ 90
Weighted-average shares outstanding [Abstract]
Basic	3,512,534	312,500	312,500
Diluted	3,512,534	312,500	312,500
Undistributed earnings per share - basic
Undistributed earnings per share - basic	$ 0.44	$ 0.19	$ 0.29
Undistributed earnings per share - diluted
Undistributed earnings per share - diluted	$ 0.44	$ 0.19	$ 0.29
Preferred Shares [Member]
Weighted-average shares outstanding [Abstract]
Basic		95,961	95,961
Diluted		95,961	95,961